UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	November 13, 2003

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  118

Form 13F Information Table Value Total: $1,554,014
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Equity Office Properties 	PFD CV B 5.25%  294741509	6,416   130,400         Sole	130,400         0	0
Ford                     	PFD TR CV6.5%   345395206	40,538  935,985 "	Sole	935,985"	0	0
Simon Property Group Inc.	PFD CV B 6.50%	828806406	29,468  261,470 "	Sole	261,470"	0	0
CNF Trust I              	TECONS SER A	12612V205	2,818   57,280 "	Sole	57,280"	        0	0
SanDisk Corporation	        COM	        80004C101	15,312  240,300 "	Sole	240,300"	0	0
General Motors 6.25% Series C	DEB SR CV C 33	370442717	48,364  1,794,600 "	Sole		0	0	0
General Motors 5.25% Series B	DEB SR CONV B	370442733	8,457   368,000 "	Sole		0	0	0
General Motors 4.5% Series A	DEB SR CONV A	370442741	3,944   160,000 "	Sole		0	0	0
Tyco International Ltd.	        NOTE 7/0	000945AC9	7,808   7,000,000 "	Sole		0	0	0
AES Corporation	                SDCV 4.500% 8/1	00130HAN5	11,645  12,500,000 "	Sole		0	0	0
Acxiom Corp.	                NOTE 3.750% 2/1	005125AB5	14,339  13,080,000 "	Sole		0	0	0
Affiliated Computer Services	NOTE 3.500% 2/1	008190AF7	25,273  21,163,000 "	Sole		0	0	0
Affiliated Managers Group	NOTE 5/0	008252AC2	1,424   1,500,000 "	Sole		0	0	0
Agere Systems	                NOTE 6.500% 12/1 00845VAA8	3,272 "	2,500,000 "	Sole		0	0	0
Akamai Technologies	        NOTE 5.500% 7/0	00971TAC5	5,738 "	7,150,000 "	Sole		0	0	0
Johnson & Johnson	        SDCV 7/2	02261WAB5	43,234 "62,095,000 "	Sole		0	0	0
American Tower Corp.	        NOTE 6.250% 10/1 029912AB8	1,791 "	1,900,000 "	Sole		0	0	0
American Tower Corp.	        NOTE 5.000% 2/1	029912AF9	2,715 "	3,000,000 "	Sole		0	0	0
Apogent Technologies	        DEBT 2.250% 10/1 03760AAE1	2,001 "	2,000,000 "	Sole		0	0	0
Asyst Technologies	        NOTE 5.750% 7/0	04648XAB3	2,600 "	2,250,000 "	Sole		0	0	0
Atmel Corporation	        SDCV 5/2	049513AE4	2,608 "	6,500,000 "	Sole		0	0	0
Avaya Inc.	                NOTE 10/3	053499AA7	1,010 "	1,800,000 "	Sole		0	0	0
Briggs & Stratton	        NOTE 5.000% 5/1	109043AE9	3,808 "	3,090,000 "	Sole		0	0	0
Brinker International	        DBCV 10/1	109641AC4	11,215 "16,615,000 "	Sole		0	0	0
Bunge Ltd Finance Corp		Sponsored ADR   120568AE0	9,378 "	8,633,000 "	Sole		0	0	0
"CBRL Group, Inc."	        NOTE 4/0	12489VAB2	6,885 "	14,400,000 "	Sole		0	0	0
CNET Inc.	                NOTE 5.000% 3/0	125945AC9	3,576 "	3,725,000 "	Sole		0	0	0
Cable Design Technologies       (144A)		126924AA7	8,218 "	6,950,000 "	Sole		0	0	0
Calpine Corp.	                NOTE 4.000% 12/2 131347BA3	1,935 "	2,095,000 "	Sole		0	0	0
Carnival Corporation	        NOTE 10/2	143658AS1	765 	1,205,000 "	Sole		0	0	0
Cendant Corporation	        DEBT 2/1	151313AF0	8,220 "	12,000,000 "	Sole		0	0	0
Cendant Corporation	        DBCV 3.875% 11/2 151313AN3	7,236 "	6,900,000 "	Sole		0	0	0
Cephalon Inc.	                NOTE 2.500% 12/1 156708AE9	10,953 "11,575,000 "	Sole		0	0	0
Charles River Laboratories	DBCV 3.500% 2/0	159863AL3	12,785 "12,550,000 "	Sole		0	0	0
"Charming Shoppes, Inc."	NOTE 4.750% 6/0	161133AC7	15,215 "16,100,000 "	Sole		0	0	0
"Charter Communications, Inc."	NOTE 5.750% 10/1 16117MAB3	4,824 "	5,345,000 "	Sole		0	0	0
"Charter Communications, Inc."	NOTE 4.70% 6/0	16117MAC1	10,290 "12,000,000 "	Sole		0	0	0
"Computer Associates Int. Inc."	NOTE 5.000% 3/1	204912AR0	46,232 "35,700,000 "	Sole		0	0	0
Conexant Systems	        NOTE 4.000% 2/0	207142AF7	556 	650,000 "	Sole		0	0	0
Costco Companies Inc.	        NOTE 8/1	22160QAC6	218 	300,000 "	Sole		0	0	0
"Cubist Pharmaceuticals, Inc."	NOTE 5.500% 11/0 229678AB3	3,526 "	4,300,000 "	Sole		0	0	0
Walt Disney Company	        NOTE 2.125% 4/1	254687AU0	54,868 "53,335,000 "	Sole		0	0	0
Duane Reade Inc.         	NOTE 2.147% 4/1	263578AC0	11,888  23,000,000 "	Sole		0	0	0
EGL Inc.	                NOTE 5.00% 12/1	268484AB8	12,402  10,400,000 "	Sole		0	0	0
ETrade Group Inc.	        NOTE 6.750% 5/1	269246AD6	12,992  12,100,000 "	Sole		0	0	0
EDO Corp.	                NOTE 5.250% 4/1	281347AD6	13,108  12,850,000 "	Sole		0	0	0
El Paso Corporation	        DBCV 2/2	28336LAC3	9,977 " 22,804,000 "	Sole		0	0	0
Elan Corp	                NOTE 12/1	284129AC7	894 	1,490,000 "	Sole		0	0	0
Electronics For Imaging (144A)	DBCV 1.500% 6/0	284745AA4	4,349 "	4,000,000 "	Sole		0	0	0
First American Corporation	DBCV 4.500% 4/1	318522AD1	33,583  32,330,000 "	Sole		0	0	0
First Data Corporation	        DEBT 2.000%3/0	319963AD6	43,011  39,460,000 "	Sole		0	0	0
GATX Corp.	                NOTE 7.500% 2/0	361448AC7	51,724  48,320,000 "	Sole		0	0	0
GenCorp Inc.	                NOTE 5.750% 4/1	368682AE0	9,316 " 10,015,000 "	Sole		0	0	0
"General Mills, Inc"	        DBCV 10/2	370334AU8	42,280 "59,655,000 "	Sole		0	0	0
Genzyme Corp.	                SDCV 3.000% 5/1	372917AK0	11,543 "11,400,000 "	Sole		0	0	0
Guitar Center	                NOTE 4.000% 7/1	402040AC3	7,043 "	6,000,000 "	Sole		0	0	0
Harris Corp.  	                DBCV 3.500% 8/1	413875AH8	13,107 "12,080,000 "	Sole		0	0	0
Hasbro	                        DBCV 2.750% 12/0 418056AN7	14,559 "13,300,000 "	Sole		0	0	0
Hilton Hotels Corp.	        NOTE 3.375% 4/1	432848AZ2	2,114 "	2,000,000 "	Sole		0	0	0
Horace Mann Educators	        NOTE 1.425% 5/1	440327AG9	4,500 "	10,000,000 "	Sole		0	0	0
Internet Capital Group Inc.	NOTE 5.500% 12/2 46059CAA4	3,212 "	5,180,000 "	Sole		0	0	0
Intevac Inc.	                NOTE 6.500% 3/0	461148AD0	14,356 "9,838,000 "	Sole		0	0	0
Kerr McGee Corp.	        SDCV 5.250% 2/1	492386AP2	50,058 "47,505,000 "	Sole		0	0	0
Kulicke & Soffa	                NOTE 4.750% 12/	501242AE1	1,637 "	1,850,000 "	Sole		0	0	0
LNR Property	                NOTE 5.500% 3/0	501940AF7	16,128 "14,000,000 "	Sole		0	0	0
Lamar Advertising	        NOTE 2.875% 12/3 512815AG6	6,466 "	7,000,000 "	Sole		0	0	0
Lear Corp.	                NOTE 2/2	521865AG0	11,141 "23,000,000 "	Sole		0	0	0
Legg Mason	                NOTE 6/0	524901AG0	13,091 "21,660,000 "	Sole		0	0	0
Level Three Communications	NOTE 6.000% 9/1	52729NAG5	20,678 "32,310,000 "	Sole		0	0	0
Level Three Communications	NOTE 6.000% 3/1	52729NAS9	2,083 "	3,280,000 "	Sole		0	0	0
Liberty Media (MOT)	        DEB 3.500% 1/1	530715AN1	37,379 "47,845,000 "	Sole		0	0	0
Liberty Media (VIA/B)	        DEB 2.50% 3/1	530715AR2	5,085 "	5,202,000 "	Sole		0	0	0
"Lowe's Companies, Inc."	NOTE 2/1	548661CF2	52,711 "60,850,000 "	Sole		0	0	0
"Lowe's Companies, Inc."	NOTE .0861% 10/1 548661CG0	750 	720,000 "	Sole		0	0	0
"Manpower, Inc."	        DBCV 8/1	56418HAC4	12,997 "20,590,000 "	Sole		0	0	0
"Medtronic, Inc."	        DBCV 1.250% 9/1	585055AB2	670 	650,000 "	Sole		0	0	0
Mirant Corp. 	                DBCV 2.500% 6/1	604675AB4	5,355 "	10,200,000 "	Sole		0	0	0
Mirant Corp.          	        NOTE 5.750% 7/1	604675AC2	5,639 "	10,640,000 "	Sole		0	0	0
NCO Group	                NOTE 4.750% 4/1	628858AB8	10,135 "10,014,000 "	Sole		0	0	0
Natural MicroSystems Corp	NOTE 5.000% 10/1 638882AA8	3,825 "	4,500,000 "	Sole		0	0	0
Navistar Financial	        NOTE 4.750% 4/0	638902AM8	10,669 "10,750,000 "	Sole		0	0	0
"Network Associates, Inc."	NOTE 5.250% 8/1	64123LAB7	9,159 "	8,500,000 "	Sole		0	0	0
Nortel Networks Corp.	        NOTE 4.250% 9/0	656568AB8	6,039 "	6,645,000 "	Sole		0	0	0
Corning Inc.	                NOTE 4.875% 3/0	671400AL3	41,309 "42,587,000 "	Sole		0	0	0
Odyssey Re Holdings Corp.	DBCV 4.375% 6/1	67612WAB4	23,051 "20,490,000 "	Sole		0	0	0
Ohio Casualty Corporation	NOTE 5.000% 3/1	677240AC7	16,716 "17,300,000 "	Sole		0	0	0
PMA Capital Corp.	        DBCV 4.250% 9/3	693419AA1	16,280 "16,000,000 "	Sole		0	0	0
"PMI Group, Inc."	        DBCV 2.500% 7/1	69344MAE1	11,364 "10,670,000 "	Sole		0	0	0
PRG-Schultz International	NOTE 4.750% 11/2 69357CAA5	1,013 "	1,000,000 "	Sole		0	0	0
Providian Financial Corp.	NOTE 2/1	74406AAB8	5,656 "	12,500,000 "	Sole		0	0	0
"Quanta Services, Inc."	        NOTE 4.000% 7/0	74762EAA0	2,756 "	3,305,000 "	Sole		0	0	0
Radian Group Inc.	        DBCV 2.250 1/0	750236AF8	11,999 "11,600,000 "	Sole		0	0	0
Reebok Intl Ltd	                DBCV 4.250% 3/0	758110AE0	35,458 "33,510,000 "	Sole		0	0	0
Reptron Electronics Inc. 	NOTE 6.750% 8/0	76026WAA7	3,266 "	8,166,000 "	Sole		0	0	0
Royal Caribbean Cruises Ltd.	NOTE 2/0	780153AK8	9,711 "	21,610,000 "	Sole		0	0	0
Royal Caribbean Cruises Ltd.	NOTE 5/1	780153AM4	5,071 "	9,980,000 "	Sole		0	0	0
SPX Corporation	                NOTE 2/0	784635AD6	7,635 "	12,000,000 "	Sole		0	0	0
"Safeguard Scientifics, Inc"	NOTE 5.000% 6/1	786449AE8	4,525 "	5,000,000 "	Sole		0	0	0
St. Mary Land & Exploration	NOTE 5.750% 3/1	792228AC2	9,263 "	7,500,000 "	Sole		0	0	0
"School Specialty, Inc."	NOTE 6.000% 8/0	807863AC9	12,735 "12,000,000 "	Sole		0	0	0
Scottish Annuity & Life Holds	NOTE 4.500% 12/0 81013RAC9	16,606 "13,050,000 "	Sole		0	0	0
Selective Insurance Group	NOTE 1.616% 9/2	816300AB3	5,899 "	13,000,000 "	Sole		0	0	0
Service Corp. International	NOTE 6.750% 6/2	817565AU8	14,815 "14,135,000 "	Sole		0	0	0
"Sizeler Property Investors     SDCV 9.000% 7/1	830137AB1	1,576 "	1,492,000 "	Sole		0	0	0
SpaceHab Inc.	                NOTE 8.000% 10/1 846243AC7	165 	250,000 "	Sole		0	0	0
Standard Motor Products	        SDCV 6.750% 7/1	853666AB1	6,602 "	7,335,000 "	Sole		0	0	0
Tech Data Corp.	                SDCV 2.000% 12/1 878237AC0	14,966 "15,900,000 "	Sole		0	0	0
Telefonos de Mexico	        DBCV 4.250% 9/1	879403AD5	8,969 "	8,210,000 "	Sole		0	0	0
Teva Pharmaceutical Industries  NOTE .0750% 8/1	88163XAB1	8,647 "	6,300,000 "	Sole		0	0	0
TranSwitch Corporation	        NOTE 4.500% 9/1	894065AB7	4,514 "	5,100,000 "	Sole		0	0	0
Travelers Property Casualty     4.5% NT CV JR 2032 89420G307	1,847 "	80,500 "	Sole		0	0	0
Tyco International Ltd  	DBCV 2.750% 1/1	902118BF4	45,478 "41,250,000 "	Sole		0	0	0
Tyco International Ltd  	DBCV 3.125% 1/1	902118BG2	3,768 "	3,338,000 "	Sole		0	0	0
US Cellular Corp.	        NOTE 6/1	911684AA6	31,851 "67,589,000 "	Sole		0	0	0
Universal Health Services	DBCV .0426% 6/2	913903AL4	47,200 "72,895,000 "	Sole		0	0	0
Vector Group Ltd.	        NOTE 6.250% 7/1	92240MAC2	3,444 "	4,100,000 "	Sole		0	0	0
ViroPharma Inc.	                NOTE 6.000% 3/0	928241AC2	502 	930,000 "	Sole		0	0	0
"World Airways, Inc."	        SDCV 8.000% 8/2	98142HAC9	20,226 "19,263,000 "	Sole		0	0	0

COLUMN TOTALS			1,554,014